Income taxes	12 Months Ended
Dec. 31, 2013
Income taxes
Income taxes

8.                                      Income taxes

Cayman Islands, British Virgin Islands and Hong Kong

The Company is incorporated in the Cayman Islands, and Joyful Dragon is incorporated in the British Virgin Islands (“BVI”). Under the current laws of the Cayman Islands and BVI, the Company and Joyful Dragon are not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company and Joyful Dragon to their respective shareholders, no Cayman Islands and BVI withholding tax will be imposed, respectively. Queen’s Road is incorporated in Hong Kong and is subject to Hong Kong profits tax rate of 16.5% for the years ended December 31, 2011, 2012 and 2013.

PRC

The Company’s PRC subsidiaries and Affiliated PRC Entities are subject to the statutory rate of 25% for the year ended December 31, 2011, 2012 and 2013 in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008. Under the EIT Law, domestic enterprises and foreign investment enterprises are subject to a unified 25% enterprise income tax rate, except for certain entities that enjoyed the tax holidays.

Both the WFOE and the VIE, were recognized as qualified “High and New Technology Enterprises” (“HNTE”) in December 2009 making them eligible for a 15% preferential tax rate effective from 2010 to 2011. The WFOE and the VIE met the HNTE requirements in December 2012 and their preferential tax status was renewed for an additional three years, qualifying them for a 15% preferential tax rate for three years from 2012 to 2014.

The WFOE’s subsidiary and the VIE’s subsidiaries were subject to EIT at a rate of 25% for the years ended December 31, 2011, 2012, and 2013.

Under the EIT Law, dividends paid by PRC enterprises out of profits earned post-2007 to non-PRC tax resident investors are subject to PRC withholding tax of 10%. A lower withholding tax rate may be applied based on applicable tax treaty with certain jurisdictions.

The EIT Law also provides that enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC are considered PRC tax resident enterprises and subject to PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties and other aspects of an enterprise. As of December 31, 2013, no detailed interpretation or guidance has been issued to define “place of effective management”. Furthermore, as of December 31, 2013, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. If the Company or Queen’s Road is deemed as a PRC tax resident, it would be subject to PRC tax under the EIT Law. The Company has analyzed the applicability of this law and will continue to monitor the related development and application.

Loss before income taxes consists of:

	Years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Non-PRC	(31,434)	(21,688)	(54,602)	(9,020)
PRC	(8,572)	(53,475)	(91,595)	(15,130)

	(40,006)	(75,163)	(146,197)	(24,150)

The income tax expense is comprised of:

	Years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Current	5,945	15,950	49,528	8,181
Deferred	—	—	(8,436)	(1,393)

	5,945	15,950	41,092	6,788

A reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax is as follows:

		Years ended December 31,
	Note	2011	2012	2013
		RMB	RMB	RMB	US$
Loss before income tax		(40,006)	(75,163)	(146,197)	(24,150)
Expected taxation at PRC EIT statutory rate of 25%		(10,002)	(18,790)	(36,549)	(6,037)
Effect of different tax rates in different jurisdictions		8,010	5,749	14,426	2,383
Tax incentives related to product developments		(5,882)	(11,210)	(22,767)	(3,761)
Effect of lower tax rate applicable to HNTE		1,444	(10,705)	(20,502)	(3,387)
Changes in uncertain tax positions and late payment interest		1,619	556	1,533	253
Deemed revenue	(i)	3,574	46,485	95,441	15,766
Non-deductible expenses		607	4,339	2,668	441
Changes in valuation allowance		6,575	(474)	7,446	1,230
Non-taxable income		—	—	(604)	(100)

Income tax expense		5,945	15,950	41,092	6,788

(i)                  The Company acts as an agent for its air travel facilitating services including aviation insurance policies (the “Aviation Insurance Arrangements”) in accordance with ASC 605 and therefore, the Company presents revenues from such transactions on a net basis in the consolidated statements of comprehensive loss. Under the current PRC tax laws and regulations, the Company’s existing business arrangement more likely than not will subject the Company to income taxes on a gross basis for the Aviation Insurance Arrangements. The difference between the net revenue and the gross revenue is recognized as deemed revenue for additional income taxes. The associated income tax expense is calculated by applying the applicable tax rate to the deemed revenue amount and includes the late payment interest based on the applicable tax rules. The majority of the liabilities for unrecognized tax benefits represent tax positions taken with respect to deemed revenue. The unrecognized tax benefits are recorded in non-current liabilities in the consolidated balance sheets.

The significant components of deferred taxes are as follows:

	Years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Deferred tax assets, current portion:
Advertisement expenses	—	—	1,198	198
Bad debt expense	67	198	1,454	240
Deferred revenue	739	393	—	—
Expense cut-off	176	—	51	8
Accrued expenses	1,931	2,430	10,518	1,737
Accrued salaries and welfare payable	3,572	6,494	13,225	2,185
Less: valuation allowance	(6,485)	(9,515)	(18,010)	(2,974)

Current deferred tax assets	—	—	8,436	1,394

Deferred tax assets, non-current portion:
Advertising expenses	5,528	1,394	—	—
Depreciation expenses	41	129	274	45
Tax loss carry forward	127	669	869	144
Less: valuation allowance	(5,696)	(2,192)	(1,143)	(189)

Non-current deferred tax assets	—	—	—	—

Valuation allowances have been provided on the deferred tax assets where, based on all available evidence, it was considered more likely than not that some portion or all of the recorded deferred tax assets will not be realized in future periods. The Company recorded a full valuation allowance against deferred tax assets of the WFOE and certain Affiliated PRC Entities that were in a cumulative loss position, respectively, as of December 31, 2012 and 2013.

As of December 31, 2013, the Company had net operating losses of approximately RMB187,668 (US$31,001), which can be carried forward to offset taxable income. The net operating loss will start to expire in 2016 if not utilized.

For the years ended December 31, 2011 and 2012, the WOFE and all the Affiliated PRC Entities were in a cumulative loss position. For the year ended December 31, 2013, all consolidated entities were in a cumulative loss position except for two subsidiaries and two Affiliated PRC Entities. Undistributed earnings of the two subsidiaries and the two Affiliated PRC Entities cumulatively amounted to approximately RMB15,280 at December 31, 2013. The Company intended to indefinitely reinvest the undistributed earnings of its two subsidiaries and two Affiliated PRC Entities. Determination of the amount of unrecognized deferred tax liability related to the earnings that are indefinitely reinvested is not practicable. Should the accumulated earnings be repatriated in the future, withholding tax should be payable.

Unrecognized tax benefits

For the years ended December 31, 2011, 2012, and 2013, the Company recorded RMB5,502, RMB32,782 and RMB83,677 (US$13,822) of unrecognized tax benefits, which primarily represent the estimated income tax expenses the Company would pay should its income tax return have been prepared in accordance with the current PRC tax laws and regulations. The unrecognized tax benefits for the year ended December 31, 2011 was primarily related to the timing differences associated with certain accrued expenses, the transfer of WFOE’s entire equity interest from the Company to Queen’s Road in March 2011 and deemed revenue for tax purposes of a subsidiary. The increase in unrecognized tax benefits for the year ended December 31, 2012 and 2013 was primarily related to the increase in the deemed revenue for tax purposes of a subsidiary. It is possible that the amount accrued will change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this time.

As of December 31, 2012 and 2013, unrecognized tax benefits of RMB32,782 and RMB83,677 (US$13,822), respectively, if ultimately recognized will impact the effective tax rate.

The unrecognized tax benefit is as follows:

	As of December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Balance at January 1	536	5,502	32,782	5,415
Additions based on tax positions related to the current year	4,966	28,646	53,745	8,878
Additions for tax positions of prior years	—	—	—	—
Settlement	—	(1,366)	(2,850)	(471)

Balance at December 31	5,502	32,782	83,677	13,822

During the years ended December 31, 2011, 2012 and 2013, the Company recognized late payment interest expense of RMB252, RMB556 and RMB1,533 (US$253), and penalties of nil, nil and nil, respectively, as part of income tax expense. The Company had accrued approximately RMB252, RMB808, and RMB2,341 (US$387) for the late payment of interest as of December 31, 2011, 2012 and 2013, respectively.

As of December 31, 2013, the tax years ended December 31, 2009 through 2013 for the Company’s PRC subsidiaries and the Affiliated PRC Entities remain subject to examination by the PRC tax authorities.